Provision for Asset Retirement Obligation - Fuel Tanks - Changes in the provision for asset retirement obligation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Beginning balance	R$ 898,045
Additions (new tanks)	188,794
Expenditure with tanks removed	(25,184)
Accretion expense	15,608
Ending Balance	932,185	R$ 898,045
Asset Retirement Obligation [member]
Disclosure of other provisions [line items]
Beginning balance	53,435	51,242	R$ 54,667
Additions (new tanks)	451	163	290
Expenditure with tanks removed	(2,773)	(4,306)	(5,456)
Accretion expense	5,598	6,336	1,741
Ending Balance	56,711	R$ 53,435	R$ 51,242
Current	4,632
Non-current	R$ 52,079